Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling interest [Abstract]
Disclosure of summarized balance sheet information related to noncontrolling interest [Table Text Block]
	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$7,147	$9,162
Net income (loss) attributable to NCI	(737)	(2,015)
Balance, end of the year	$6,410	$7,147

Disclosure of reconciliation of noncontrolling interest [Table Text Block]
	December 31,	December 31,
	2024	2023
Current assets	$906	$1,713
Non-current assets	18,294	19,508
Total assets	$19,200	$21,221
Current liabilities	(513)	(383)
Total Liabilities	$(513)	$(383)

Disclosure of movements in vanadium assets [Table Text Block]
	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$18,674	$14,510
Additions	582	10,944
Disposals	(646)	(1,918)
Write down	(1,119)	(4,862)
Balance, end of the year	$17,491	$18,674